FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Liquidity risk (Details) - Liquidity risk - USD ($)	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Up to 3 months
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities	$ 90,353,912	$ 70,548,346	$ 44,154,258
3 to 12 months
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities	152,364,834	128,555,507	103,374,010
Between one and three years
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities	150,747,986	100,872,899	102,720,186
Trade and other payables | Up to 3 months
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities	60,086,911	57,094,063	17,379,825
Trade and other payables | 3 to 12 months
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities	71,780,831	71,093,030	44,023,803
Trade and other payables | Between one and three years
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities	3,048,515		9,266
Borrowing | Up to 3 months
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities	29,650,553	13,087,870	26,399,791
Borrowing | 3 to 12 months
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities	78,835,499	56,356,858	57,195,372
Borrowing | Between one and three years
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities	62,825,777	77,961,511	53,290,976
Convertible notes | Between one and three years
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities	75,213,146	12,559,071	48,664,012
Leasing liabilities | Up to 3 months
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities	616,448	366,413	374,642
Leasing liabilities | 3 to 12 months
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities	1,748,504	1,105,619	2,154,835
Leasing liabilities | Between one and three years
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Financial liabilities	$ 9,660,548	$ 10,352,317	$ 755,932